Income Taxes - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Brazilian statutory rate	34.00%	34.00%	34.00%
Other subsidiaries [member]
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Unused tax losses and other temporary differences	R$ 2,714	R$ 5,439
Top of range [member]
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Percentage of taxable profit used to offset loss carryforward	30.00%